Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
RidgeWorth Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE BOND FUND Summary Section A Shares, R Shares and I Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These securities will be chosen from the broad universe of available intermediate term fixed-income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC, (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed-income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

		In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

		U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, and has not been adjusted to reflect A Share or R Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

		The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
6.44%	-2.33%
(12/31/08)	(6/30/04)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Intermediate Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBASX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	536
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	810
10 Years	rr_ExpenseExampleYear10	1,227
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.09%
RidgeWorth Intermediate Bond Fund | R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBLSX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,276
1 Year	rr_AverageAnnualReturnYear01	5.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.83%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.68%	[2]
RidgeWorth Intermediate Bond Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMIX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	445
2002	rr_AnnualReturn2002	7.18%	[3]
2003	rr_AnnualReturn2003	4.03%	[3]
2004	rr_AnnualReturn2004	3.69%	[3]
2005	rr_AnnualReturn2005	1.38%	[3]
2006	rr_AnnualReturn2006	3.83%	[3]
2007	rr_AnnualReturn2007	7.69%	[3]
2008	rr_AnnualReturn2008	8.32%	[3]
2009	rr_AnnualReturn2009	5.51%	[3]
2010	rr_AnnualReturn2010	4.97%	[3]
2011	rr_AnnualReturn2011	6.49%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years	rr_AverageAnnualReturnYear10	5.29%
RidgeWorth Intermediate Bond Fund | Returns After Taxes on Distributions | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	3.62%
RidgeWorth Intermediate Bond Fund | Returns After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	3.57%
RidgeWorth Intermediate Bond Fund | Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%

[1]	Restated to reflect current fees.
[2]	The average annual total return information shown above, prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares except for the period from October 16, 2007 through January 17, 2008, which is that of I Shares, not adjusted for C Share expenses. If expenses were adjusted performance would have been lower.
[3]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2012 was 1.87%.